INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021	[1]
Profit or loss [abstract]
Service revenues	$ 1,889	$ 1,764	$ 3,565	$ 3,458
Sale of equipment and accessories	84	106	194	210
Other revenue	35	32	72	63
Total operating revenues	2,008	1,902	3,831	3,731
Other operating income	2	1	4	1
Service costs	(355)	(363)	(659)	(689)
Cost of equipment and accessories	(76)	(106)	(179)	(207)
Selling, general and administrative expenses	(666)	(626)	(1,311)	(1,220)
Depreciation	(420)	(375)	(780)	(752)
Amortization	(87)	(75)	(173)	(141)
Impairment (loss) / reversal	(14)	(3)	(486)	(5)
Gain / (loss) on disposal of non-current assets	9	0	18	(4)
Gains (losses) recognised when control of subsidiary is lost	(31)	0	(32)	0
Operating profit	370	355	233	714
Finance costs	(222)	(157)	(399)	(321)
Finance income	7	3	13	5
Other non-operating gain / (loss)	(12)	2	1	7
Net foreign exchange gain / (loss)	61	1	172	12	[2]
Profit / (loss) before tax from continuing operations	204	204	20	417	[2]
Income tax expense	(81)	(85)	(55)	(172)
Profit / (loss) from continuing operations	123	119	(35)	245
Profit / (loss) after tax from discontinued operations	61	8	122	20
Profit / (loss) for the period	184	127	87	265
Attributable to:
The owners of the parent (continuing operations)	108	96	(61)	221
The owners of the parent (discontinued operations)	28	4	56	9
Non-controlling interest	$ 48	$ 27	$ 92	$ 35
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent
Basic gain (loss) from continuing operations per share (in dollars per share)	$ 0.06	$ 0.06	$ (0.03)	$ 0.13
Diluted gain (loss) per share from continuing operations (in dollars per share)	0.06	0.06	(0.03)	0.13
Basic gain (loss) from discontinued operations per share (in dollars per share)	0.02	0	0.03	0.01
Diluted gain (loss) per share from discontinued operations (in dollars per share)	0.02	0	0.03	0.01
Basic gain (loss) per share (in USD per share)	0.08	0.06	0	0.14
Diluted gain (loss) per share (in USD per share)	$ 0.08	$ 0.06	$ 0	$ 0.14

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).